Debt - Text Details (Detail) € in Millions, $ in Billions		Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Nov. 23, 2021 EUR (€)	Jul. 31, 2021 EUR (€)	Jul. 26, 2021 EUR (€)	May 31, 2021 EUR (€)	May 19, 2021 EUR (€)	Feb. 28, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Nov. 12, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Jan. 29, 2019 EUR (€)
Debt [Line Items]
Notional amount		€ 745
Euro Medium-Term Note program		€ 10,000								€ 10,000
Change of Control Triggering Event, potentially required purchase price related to principal amount		101.00%	101.00%
Borrowings	[1]	€ 6,980								€ 6,934		€ 5,447
Weighted average [member]
Debt [Line Items]
Borrowings, interest rate		2.10%	2.10%							2.00%
Commercial Paper Programme [Member]
Debt [Line Items]
Notional amount			$ 2.5		€ 150		€ 300
Committed revolving credit facility [Member]
Debt [Line Items]
Undrawn borrowing facilities		€ 1,000
Bilateral loans, total [Member]
Debt [Line Items]
Current borrowings									€ 500
Bilateral loans, single [Member]
Debt [Line Items]
Current borrowings									€ 250
Share buyback program [Member]
Debt [Line Items]
Notional amount													€ 1,500
Borrowings						€ 1,500							€ 1,500
Share buyback program [Member] | Forward contract [member]
Debt [Line Items]
Notional amount		731
Matured [member] | Forward contract [member]
Debt [Line Items]
Notional amount		745								€ 745
Purchase forward contracts [Member]
Debt [Line Items]
Notional amount		203		€ 90						174	€ 319
Purchase forward contracts [Member] | Forward contract [member]
Debt [Line Items]
Notional amount		€ 123								126
Purchase forward contracts [Member] | Forward contract [member] | Share repurchase LTI 2021 [Member]
Debt [Line Items]
Notional amount								€ 90
Purchase forward contracts [Member] | Forward contract [member] | Share repurchase LTI 2020 [Member]
Debt [Line Items]
Notional amount										174
Unsecured EUR Bonds Due 30/03/2025 1 3/8% [Member]
Debt [Line Items]
Notional amount										€ 500
Borrowings, interest rate										1.375%
Unsecured EUR Bonds Due 30/03/2030 2% [Member]
Debt [Line Items]
Notional amount										€ 500
Borrowings, interest rate										2.00%
Bank borrowings [Member] | Weighted average [member]
Debt [Line Items]
Borrowings, interest rate		1.20%	1.20%							5.90%

[1]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.